Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Measurements
(6)	Fair Value Measurements

The Fair Value Measurements and Disclosures Topic of the Codification establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 –	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date
Level 2 –	Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)	Quoted prices for similar assets or liabilities in active markets.

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)	Inputs other than quoted prices that are observable.

(d)	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 –

Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2016:
Assets
Fixed-maturity securities:
U.S. government	$49,217	49,217	—	—
States and political subdivisions	10,644	—	10,644	—
Corporate securities	509,279	—	508,237	1,042
Mortgage-backed securities	182,391	—	182,391	—
Derivative assets	32,993	—	32,993	—
Equity securities, trading	7,539	7,539	—	—
Separate account assets	2,255,576	2,255,576	—	—

Total assets	$3,047,639	2,312,332	734,265	1,042

Liabilities
Derivative liabilities	$15,416	—	15,416	—
Separate account liabilities	2,255,576	2,255,576	—	—
Reserves at fair value (1)	399,260	—	—	399,260

Total liabilities	$2,670,252	2,255,576	15,416	399,260

	Total	Level 1	Level 2	Level 3
2015:
Assets
Fixed-maturity securities:
U.S. government	$73,223	73,223	—	—
States and political subdivisions	11,044	—	11,044	—
Foreign government	510	—	510	—
Corporate securities	454,182	—	453,135	1,047
Mortgage-backed securities	135,603	—	135,603	—
Derivative assets	15,064	—	15,064	—
Equity securities, trading	4,368	4,368	—	—
Separate account assets	2,205,548	2,205,548	—	—

Total assets	$2,899,542	2,283,139	615,356	1,047

Liabilities
Derivative liabilities	$7,956	—	7,956	—
Separate account liabilities	2,205,548	2,205,548	—	—
Reserves at fair value (1)	265,884	—	—	265,884

Total liabilities	$2,479,388	2,205,548	7,956	265,884

(1)	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Balance Sheets.

The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-maturity Securities and Equity Securities

The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board reported trades, nationally recognized municipal securities information repository material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2 because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.

The Company is responsible for establishing and maintaining an adequate internal control structure to prevent or detect material misstatements related to fair value measurements and disclosures. This responsibility is especially important when using third parties to provide valuation services.

The Company’s control framework around third-party valuations begins with obtaining an understanding of the pricing vendor’s methodologies. A Pricing Committee is in place that meets quarterly to establish and review a pricing policy, which includes approving any changes to pricing sources, assessing reasonableness of pricing services, and addressing any ad hoc valuation issues that arise. The pricing methodologies used by the service providers and internal control reports provided by the service providers are reviewed by management.

In addition to monitoring the third-party vendor’s policies, the Company is also responsible for monitoring the valuation results. Controls are in place to monitor the reasonableness of the valuations received. These controls include price-analytic reports that monitor significant fluctuations in price as well as an IPV process by which the Company obtains prices from vendors other than the primary source and compares them for reasonableness. Results of the independent price verification are also reviewed by the Pricing Committee.

There are limited instances in which the primary third-party vendor is not used to obtain prices for fixed-maturity securities. These instances include private placement securities and certain other immaterial portfolios priced by a secondary external vendor or internal models.

At December 31, 2016 and 2015, private placement securities of $1,042 and $1,047, respectively, were included in Level 3. Internal pricing models based on market proxy spreads and U.S. Treasury rates, which are monitored by the investment manager for reasonableness, are used to value these holdings. This includes ensuring the spreads used are still reasonable based on issuer specific credit development.

(b)	Valuation of Derivatives

Active markets for OTC option assets and liabilities do not exist. The fair value of OTC option assets and liabilities is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The valuation results are reviewed by Management via the Pricing Committee. The fair value of the IRS are derived using a third-party vendor software program and deemed by management to be reasonable.

OTC options and IRS are included in Level 2, because they use market observable inputs. TRS are included in Level 3 because they use valuation techniques in which significant inputs are unobservable. The fair value of futures are based on quoted market prices and are generally included in Level 1.

(c)	Valuation of Separate Account Assets and Liabilities

Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Separate accounts assets consist primarily of variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on net asset values that are quoted as prices (unadjusted) in an active, observable market. Additionally, the separate account assets hold certain money market funds which are also included in Level 1 because their fair value is based on quoted prices (unadjusted) in an active, observable market. In accordance with the Financial Services – Insurance Topic of the Codification, the fair value of separate account liabilities is set to equal the fair value of separate account assets.

(d)	Valuation of Reserves at Fair Value

Reserves at fair value principally include the equity-indexed features contained in fixed-indexed annuity and life products, certain variable annuity riders and variable-indexed annuity products. Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. The fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3.

These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the

Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding policyholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB riders. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable overnight index swap rates (OIS) plus funding valuation adjustments, as approximated by LIBOR. These cash flows are then discounted using the current month’s LIBOR plus a company-specific spread. The expected life-contingent GMWB payments are discounted using a blend of short and long term rates to the date the account value is expected to be exhausted. These obligations are then discounted to the current date using LIBOR plus a spread for the Company’s own nonperformance risk. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net income.

The Company elected the fair value option for certain insurance contracts related to a variable-indexed annuity product. The fair value is calculated internally using the present value of future expected cash flows, floored at the current contract value. Future expected cash flows are generated using contractual features, actuarial assumptions, and market emergence over a complete set of market consistent scenarios. Cash flows are then averaged over the scenario set and discounted back to the valuation date using appropriate discount factors adjusted for nonperformance risk on the noncollateralized portions of the contract.

(e)	Level 3 Rollforward

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016				December 31, 2015
	Fixed- maturity securities, Corporate securities	Derivative assets	Derivative liabilities	Reserves at fair value	Fixed- maturity securities, Corporate securities	Reserves at fair value
Balance, beginning of year	$1,047	—	—	(265,884)	1,072	(150,251)
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	7,774	(7,189)	(8,708)	—	15,670
Other comprehensive income (loss)	(5)	—	—	—	(25)	—
Purchases and issuances	—	—	—	(140,054)	—	(138,736)
Sales and settlements	—	(7,774)	7,189	15,386	—	7,433

Balance, end of year	$1,042	—	—	(399,260)	1,047	(265,884)
Losses included in net income (loss) related
to financial instruments still held at the
end of the year (1) (2)	$—	—	—	(8,708)	—	15,670

(1)

The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track the realized gains (losses) on a contract-by-contract basis.

(2)

The previously issued 2015 financial statements improperly disclosed losses included in net income (loss) related to Reserves at fair value still held at December 31, 2015 by including issuances of $138,736. The December 31, 2015 amount has been corrected to conform with current year presentation.

(f)	Transfers

The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on observable or unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 1, 2, and 3 are reported as of the end of the period in which the change occurs.

There were no transfers of securities into or out of Level 3 for the years ended December 31, 2016 and 2015. In addition, there were no transfers of securities between Level 1 and Level 2 for the years ended December 31, 2016 and 2015.

(g)	Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31, 2016:

		Valuation	Unobservable	Range (weighted
	Fair value	technique	input	average)
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,042	Discounted cash flow	Option adjusted spread *	72 (72)
Reserves at fair value:
MVLO	(15,896)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality **	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	(161,225)	Discounted cash flow	Surrenders	0.5–35%
			Mortality **	0–100%
Variable-indexed annuity	(222,139)	Contract value	N/A ***	N/A ***

*	No range is applicable due to only one security within classification.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
***	Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is held at contract value.

(h)	Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Fixed-maturity securities: The primary unobservable input used in the discounted cash flow models is a corporate index option adjusted spread (OAS). The corporate index OAS used is based on a securities’ sector, rating, and average life. A significant increase of the corporate index OAS in isolation could result in a decreased fair value, while a significant decrease in the corporate index OAS could result in an increased fair value.

Reserves at fair value: A significant increase (decrease) in the utilization of annuitization benefits could result in a higher (lower) fair value. A significant decrease (increase) in mortality rates, surrender rates, or utilization of lifetime income benefits could result in a higher (lower) fair value.

(i)	Nonrecurring Fair Value Measurements

Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. There were no nonrecurring fair value adjustments recorded in 2016, 2015, or 2014.

(j)	Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities carried at book value at December 31:

	2016
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$338	—	338	—	338
Financial liabilities:
Investment contracts	$448,009	—	—	448,876	448,876

	2015
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$275	—	275	—	275
Financial liabilities:
Investment contracts	$465,891	—	—	466,527	466,527

Policy loans, which are supported by the underlying cash value of the policies, are carried at unpaid principal balances, which approximate fair value. Therefore, fair value is classified as Level 2.

Investment contracts include certain reserves related to annuity products. These reserves are included in Account balances and future policy benefit reserves on the Balance Sheets. The fair values of investment contracts are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs. Therefore, fair value is classified as Level 3. The previously issued 2015 financial statements improperly disclosed the carrying amount and fair value of investment contracts as $729,819 and $730,455, respectively. Investment contracts previously included reserves that are held at fair value on a recurring basis and reserves that do not meet the definition of a financial liability with a total carrying amount and fair value of $263,928. The December 31, 2015 amounts have been corrected to conform with current year presentation.

Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.